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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010
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Check here if Amendment [ ] Amendment Number:
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This Amendment          [ ] is a restatement

Institutional Investment Manager Filing this Report:

Name:    TEXAS CAPITAL BANK, N.A.
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Address: 2000 MCKINNEY AVE, STE 700
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         DALLAS, TX 75201
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13F File Number: 028-13981
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The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Folz
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Title:   Executive Vice President
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Phone:   214-932-6625
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Signature, Place, and Date of Signing:


/s/ DAVID FOLZ                     Dallas TX                       7/15/10
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[Signature]                      [City, State]                   [Date]

CIK 0001379244 -- Filed erroneously, please disregard

Report Type (Check only one)

[X]  13F HOLDINGS REPORT

[ ]  13F COMBINATION REPORT